Financial Instruments and Hedging Activities - Summary of Split Between Short-Term and Long-Term Asset (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative asset, current	$ 11.4	$ 11.0
Derivative asset, noncurrent	19.2	22.9
Derivative Liability, Current	6.3	5.1
Derivative Liability, Noncurrent	5.4	5.8
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, current	11.3	11.0
Derivative asset, noncurrent	19.2	22.9
Derivative asset	30.5	33.9
Derivative Liability, Current	1.1	0.0
Derivative Liability, Noncurrent	2.1	0.0
Derivative liability	$ 3.2	$ 0.0